Investment Objectives and Goals	Feb. 25, 2026
T. Rowe Price Hedged Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide long-term capital growth.
T. Rowe Price Institutional Large-Cap Core Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide long-term capital growth through investments in the common stocks of large-cap growth companies.
T. Rowe Price Institutional Mid-Cap Equity Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.
T. Rowe Price Institutional Small-Cap Stock Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.
T. Rowe Price Large-Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies.
T. Rowe Price Large-Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued.
Objective, Secondary [Text Block]	Income is a secondary objective.